Document and Entity Information Document	Oct. 08, 2020
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2020
Entity Registrant Name	AMERICAN AIRLINES GROUP INC.
Entity Central Index Key	0000006201
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8400
Entity Tax Identification Number	75-1825172
City Area Code	817
Local Phone Number	963-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
American Airlines, Inc.
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000004515
Entity Address, Address Line One	1 Skyview Drive,
Entity Address, City or Town	Fort Worth,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76155